Fair Value Measurement (Details) - USD ($)	3 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018
Derivative Financial Instrument	$ (271,710)		$ (271,710)
Changes in Fair Value	179,274	$ (196,266)
Total	(288,702)		(271,710)
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Derivative Financial Instrument	(271,710)		(271,710)
Changes in Fair Value	179,274	$ (196,266)
Total	$ (288,702)		$ (271,710)